Convertible Notes Payable (Details) - Schedule of future principal payments - Convertible Notes Payable [Member] - DIGERATI TECHNOLOGIES, INC [Member]	Jul. 31, 2022 USD ($)
Convertible Notes Payable (Details) - Schedule of future principal payments [Line Items]
2023	$ 4,067,735
2024	500,000
2025 and thereafter
Total future payments	$ 4,567,735